UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RIVERNORTH CAPITAL MANAGEMENT, INC.
           --------------------------------------------------------

Address:   325 N. LASALLE STREET, SUITE 645, CHICAGO, IL 60654-7030
           ---------------------------------------------------------

Form 13F File Number: 28-13256
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JONATHAN M. MOHRHARDT
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  312-840-9012
        -------------------------

Signature, Place, and Date of Signing:

/s/ JONATHAN M. MOHRHARDT                CHICAGO, IL              5/18/2009
-------------------------               -------------             ---------
     [Signature]                        [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            95
                                         ------------
Form 13F Information Table Value Total:       153,373
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                         VALUE     SHARES/  SH/  PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x $1000)  PRN AMT  PRN  CALL DSCRETN MANAGERS       SOLE
---------------------------  ---------------  --------- ---------  -------  ---  ---- ------- -------- ----------------
ACM MANAGED DLR INC FD	      COM             000949107    599      122703   SH        SOLE              122703
AFFILIATED MANAGERS GRP INC   COM             008252108	   505       12100   SH	       SOLE		  12100
ALLIANCEBERNSTEIN NATL MUNI   COM             01864U106    198       17500   SH        SOLE               17500
ALPINE GLBL PRMR PROPERTIES   COM SBI	      02083A103	   889	    302421   SH	       SOLE		 302421
ASA LTD	                      COM	      G3156P103	  3788	     70868   SH        SOLE		  70868
BLACKROCK DEBT STRAT FD INC   COM	      09255R103   1011      502910   SH        SOLE              502910
BLACKROCK FLA MUNI 2020       COM SHS	      09250M109	   125	     11080   SH	       SOLE		  11080
BLACKROCK INSURED MUNI        COM	      092474105	   169	     16453   SH	       SOLE		  16453
BLUE CHIP VALUE FD INC 	      COM	      095333100     60       27101   SH        SOLE               27101
BOULDER GRWTH INCM FD         COM	      101507101	  2512	    634405   SH	       SOLE		 634405
CALAMOS CONV & HIGH INCM FD   COM SHS	      12811P108   1210      148429   SH        SOLE              148429
CALAMOS GLBL DYAM INCM FD     COM	      12811L107	  2721      499263   SH	       SOLE		 499263
CALAMOS GLOBAL TOTAL RTN FD   COM SH BEN INT  128118106    958      105229   SH	       SOLE		 105229
CALAMOS STRATEGIC TOTL RETN   COM SH BEN INT  128125101   1929      399049   SH	       SOLE		 399049
CENTRAL EUROPE AND RUSSIA FD  COM             153436100    978       63960   SH        SOLE               63960
CHINA FD                      COM             169373107   1613      103361   SH        SOLE              103361
CLOUGH GLOBAL EQUITY FD       COM             18914C100   3284      336180   SH        SOLE              336180
CLOUGH GLBL OPP FD	      SH BEN INT      18914E106	  9452	   1027350   SH	       SOLE		1027350
COHEN STEERS CLOSED END OP    COM             19248P106    497       60243   SH        SOLE               60243
COHEN STEERS GLBL INCM BLD    COM             19248M103   2115      344536   SH        SOLE              344536
COHEN STEERS PREM INCM RLTY   COM             19247V104    367      194991   SH        SOLE              194991
CORNERSTONE STRATEGIC VALUE   COM             21924B203    199       28216   SH        SOLE               28216
DEFINED STRATEGY FUND 	      COM	      24476Y100	   705	     91511   SH	       SOLE		  91511
DIAMOND HILL FINCL TRNDS FD   COM	      25264C101	   386	     85308   SH	       SOLE		  85308
DREMAN CLYMR DIV INCM FD      COM	      26153R100	   803	    553610   SH	       SOLE		 553610
DREYFUS HI YLD STRATEGIES     SH BEN INT      26200S101   1805      736553   SH        SOLE              736553
DWS DREMAN VALU INCM EDGE     COM             23339M105   2660      782453   SH        SOLE              782453
DWS GLBL COMMODITIES STK FD   COM	      23338Y100	  1569      275299   SH	       SOLE		 275299
DWS RREEF REAL ESTATE FD II   COM	      23338X102    148      345266   SH	       SOLE		 345266
DWS RREEF REAL ESTATE FD INC  COM	      233384106     17       10900   SH	       SOLE		  10900
EAGLE CAP GROWTH FD INC       COM	      269451100     61       15207   SH	       SOLE		  15207
EATON VANCE CR OPPORTUNIT FD  COM	      278271101     53       12549   SH	       SOLE		  12549
EATON VANCE NTNL MUNI INCM    SH BEN INT      27829D103	   118	     12100   SH	       SOLE		  12100
EATON VANCE TAX MNG GBL DV    COM	      27829F108   2711      315280   SH	       SOLE		 315280
EVERGREEN UTLS & HIGH INCM    COM	      30034Q109    796       84667   SH	       SOLE		  84667
FIRST TR/FOUR CRNRS SR FLOAT  COM	      33733U108   5233      650003   SH	       SOLE		 650003
FIRST TRUST SPECIALTY FINANC  COM BEN INTR    33733G109    477      164705   SH	       SOLE		 164705
GABELLI DIV INCM TR           COM             36242H104    440       52713   SH        SOLE               52713
GABELLI EQUITY TR             COM             362397101    231       76051   SH        SOLE               76051
GABELLI GLOBAL DEAL FD        COM SBI         36245G103   4331      349568   SH        SOLE              349568
GABELLI UTILITY TR            COM             36240A101    192       35114   SH        SOLE               35114
GLOBAL INCOME&CURRENCY FD IN  COM	      378968101    598       44689   SH        SOLE               44689
HANCOCK JOHN PATRIOT PREM II  COM SH BEN INT  41013T105   1907      301678   SH        SOLE              301678
HELIOS TOTAL RETURN FD INC    COM             42327V109   1707      381071   SH        SOLE              381071
HIGHLAND CR STRATEGIES FD     COM	      43005Q107   3531      761040   SH        SOLE              761040
HIGHLAND DISTRESSED OPPORT    COM	      430067108   2571     1291843   SH        SOLE             1291843
ING CLARION GLB RE EST INCM   COM	      44982G104    247       77777   SH        SOLE               77777
INSURED MUN INCOME FD 	      COM	      45809F104   1697 	    149250   SH        SOLE              149250
ISHARES TR 	              MSCI EMERG MKT  464287234   4958 	    199839   SH        SOLE              199839
ISHARES TR 	              S&P NATL MUN B  464288414    240 	      2412   SH        SOLE                2412
ISHARES TR 	              RUSSELL1000GRW  464287614   4371 	    124600   SH        SOLE              124600
ISHARES TR 	              RUSSELL 2000    464287655   2018 	     48000   SH        SOLE               48000
LEGG MASON INC 	              COM	      524901105    187 	     11736   SH        SOLE               11736
LIBERTY ALL STAR EQUITY FD    SH BEN INT      530158104   2114 	    723808   SH        SOLE              723808
LMP CAP & INCOME FD INC       COM	      50208A102   5914 	    846099   SH        SOLE              846099
MACQUARIE GLBL INFRA TOTL RE  COM	      55608D101   1696 	    180425   SH        SOLE              180425
MANAGED HIGH YIELD PLUS FD    COM	      561911108     51 	     48400   SH        SOLE               48400
MBIA CAP CLAYMORE MNG DUR IN  COM	      55266X100    189 	     18944   SH        SOLE               18944
MORGAN STANLEY CHINA A SH FD  COM	      617468103   1797 	     60640   SH        SOLE               60640
NEUBERGER BERMAN CA INT MUN   COM	      64123C101    174 	     14340   SH        SOLE               14340
NEUBERGER BERMAN HGH YLD FD   COM	      64128C106   1998 	    289938   SH        SOLE              289938
NEUBERGER BERMAN NY INT MUN   COM	      64124K102    176 	     14750   SH        SOLE               14750
NEW AMER HIGH INCOME FD INC   COM NEW         641876800    564      111623   SH        SOLE              111623
NFJ DIVID INT & PREM STRTGY   COM SHS	      65337H109   4319 	    431867   SH        SOLE              431867
NICHOLAS APPLEGATE CV&INC FD  COM	      65370G109   5247 	   1264302   SH        SOLE             1264302
NICHOLAS-APPLEGATE CV & INC   COM	      65370F101    825 	    178647   SH        SOLE              178647
NUVEEN FLA INVT QUALITY MUN   COM	      670970102    171 	     15940   SH        SOLE               15940
NUVEEN FLA QUALITY INCOME MUN COM	      670978105    168 	     14910   SH        SOLE               14910
NUVEEN FLTNG RTE INCM OPP FD  COM SHS	      6706EN100   2063 	    391474   SH        SOLE              391474
NUVEEN GBL VL OPPORTUNITIES   COM	      6706EH103    795 	     74508   SH        SOLE               74508
NUVEEN INSD FLA PREM INCOME   COM	      67101V108    168 	     14356   SH        SOLE               14356
NUVEEN MULTI STRAT INC & GR   COM	      67073B106   1423 	    392107   SH        SOLE              392107
NUVEEN MULTI STRAT INC GR FD  COM SHS	      67073D102   2110 	    552360   SH        SOLE              552360
NUVEEN TAX ADVANTAGED DIV GR  COM	      67073G105    603 	     86903   SH        SOLE               86903
PACHOLDER HIGH YIELD FD INC   COM	      693742108    149 	     38337   SH        SOLE               38337
PIMCO FLOATING RATE INCOME    COM	      72201H108    364 	     67005   SH        SOLE               67005
PIMCO MUN ADVANTAGE FD INC    COM	      722015104    348 	     38035   SH        SOLE               38035
PIONEER FLOATING RATE TR      COM	      72369J102   1169 	    159913   SH        SOLE              159913
POWERSHARES ETF TRUST 	      FTSE RAFI 1000  73935X583   2945 	    100848   SH        SOLE              100848
POWERSHARES ETF TRUST 	      PRVT EQTY PORT  73935X195    499 	     91900   SH        SOLE               91900
POWERSHARES ETF TRUST 	      FINL PFD PTFL   73935X229   2164 	    228691   SH        SOLE              228691
PROSHARES TR 	              PSHS ULTSH 20YR 74347R297   2441 	     55945   SH        SOLE               55945
PUTNAM MANAGED MUN INCOM TR   COM	      746823103    262 	     48055   SH        SOLE               48055
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT      746922103    437 	     46715   SH        SOLE               46715
ROYCE VALUE TR INC 	      COM	      780910105   1811 	    256552   SH        SOLE              256552
RYDEX ETF TRUST 	      TOP 50 ETF      78355W205   5416 	     86802   SH        SOLE               86802
SPDR TR 	              UNIT SER 1      78462F103   2704 	     34000   SH        SOLE               34000
SUNAMERICA FCSED ALPHA GRW F  COM	      867037103   2962 	    332437   SH        SOLE              332437
TCW STRATEGIC INCOME FUND IN  COM	      872340104   3892 	   1134656   SH        SOLE             1134656
TEMPLETON DRAGON FD INC       COM	      88018T101    646	     36331   SH        SOLE               36331
TEMPLETON EMERG MKTS INCOME   COM	      880192109   2026 	    221462   SH        SOLE              221462
VAN KAMPEN DYNAMIC CR OPPORT  COM	      921166104   6291 	    947425   SH        SOLE              947425
VAN KAMPEN SENIOR INCOME TR   COM	      920961109   1374 	    577279   SH        SOLE              577279
WESTERN ASSET CLYM INFL OPP   COM	      95766R104    812 	     75658   SH        SOLE               75658
ZWEIG TOTAL RETURN FD INC     COM	      989837109    149 	     47400   SH        SOLE               47400
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